Variable Interest Entities (Details Textual)	Dec. 31, 2015
Cummins Westport, Inc. [Member]
Variable Interest Entity [Line Items]
Equity method investment, ownership percentage	50.00%
Westport Innovations Inc [Member]
Variable Interest Entity [Line Items]
Equity method investment, ownership percentage	50.00%